UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 1999

Institutional Investment Manager Filing this Report:

Name:    Financial Counselors, Inc.
Address: 700 W. 47th Street, Ste. 510
         Kansas City, MO 64112

13F File Number: 0000949623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Marjorie Walter
Title:   Assistant Vice President
Phone:   (816)329-1543
Signature, Place, and Date of Signing:


Report Type:

[X]      13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager:  None





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     164

Form 13F Information Table Value Total:     $530,719




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

A T & T CORPORATION                COMM  001957109       9636  221524 SH  SOLE
N/A   221524  0  0
ABBOTT LABORATORIES                COMM  002824100        205    5600 SH  SOLE
N/A     5600  0  0
ALBERTSONS, INC.                   COMM  013104104        158    4000 SH  SOLE
N/A     4000  0  0
ALLIEDSIGNAL, INC.                 COMM  019512102      10998  183500 SH  SOLE
N/A   183500  0  0
ALUMINUM CO OF AMERICA             COMM  013817101       2396   38600 SH  SOLE
N/A    38600  0  0
AMERICAN ELEC PWR INC              COMM  025537101         17     500 SH  SOLE
N/A      500  0  0
AMERICAN GENERAL CORP              COMM  026351106         95    1500 SH  SOLE
N/A     1500  0  0
AMERICAN HOME PRODS CP             COMM  026609107       6946  167380 SH  SOLE
N/A   167380  0  0
AMERICAN INTL GROUP INC            COMM  026874107      17298  198969 SH  SOLE
N/A   198969  0  0
AMERICUS LIFE HOLDINGS, I          COMM  030732101         13     625 SH  SOLE
N/A      625  0  0
ANHEUSER BUSCH COMPANIES,          COMM  035229103        246    3506 SH  SOLE
N/A     3506  0  0
AON CORPORATION                    COMM  037389103       6733  227751 SH  SOLE
N/A   227751  0  0
ARCH CHEMICALS, INC.               COMM  03937R102         13     800 SH  SOLE
N/A      800  0  0
ASSOCIATES FIRST CAPITAL           COMM  046008108         29     800 SH  SOLE
N/A      800  0  0
AT & T CORP LIBERTY MEDIA          COMM  001957208         14     378 SH  SOLE
N/A      378  0  0
AUTOMATIC DATA PROCESSING          COMM  053015103         27     600 SH  SOLE
N/A      600  0  0
BAKER HUGHES, INC.                 COMM  057224107       3199  110300 SH  SOLE
N/A   110300  0  0
BANC ONE CORP                      COMM  059438101         11     330 SH  SOLE
N/A      330  0  0
BANK OF AMERICA CORP               COMM  060505104       9361  168107 SH  SOLE
N/A   168107  0  0
BELL ATLANTIC CORPORATION          COMM  077853109        296    4400 SH  SOLE
N/A     4400  0  0
BELLSOUTH CORPORATION              COMM  079860102        146    3242 SH  SOLE
N/A     3242  0  0
BEMIS COMPANY                      COMM  081437105         34    1000 SH  SOLE
N/A     1000  0  0
BERKSHIRE HATHAWAY, INC.           COMM  084670207       8888    4789 SH  SOLE
N/A     4789  0  0
BP PRUDHOE BAY RTY TR              COMM  055630107         11    1000 SH  SOLE
N/A     1000  0  0
BRE PROPERTIES INC                 COMM  05564E106         91    3800 SH  SOLE
N/A     3800  0  0
BRINSON GLOBAL FUND                COMM  10970C108        143   12337 SH  SOLE
N/A    12337  0  0
BRINSON NON US EQUITY FUN          COMM  10970C306        325   25874 SH  SOLE
N/A    25874  0  0
BRISTOL MYERS SQUIBB               COMM  110122108         41     600 SH  SOLE
N/A      600  0  0
BRITISH PETROLEUM ADS

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